Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowance of Credit Loss [Abstract]
Balance at beginning of the year	$ 104	$ 121	$ 132
(Reversal)/addition of allowance for credit loss	613	120	(13)
Write off	(89)	(133)
Foreign currency translation adjustment	14	(4)	2
Balance at end of the year	$ 642	$ 104	$ 121